Tax - Summary of Deferred Tax Balance After Offset of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ (60)	$ (75)	$ (69)
Deferred tax liabilities	131	101	170
Deferred tax liability asset	$ 71	$ 26	$ 101